26. SEGMENT INFORMATION (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net revenues	R$ 22,968,885	R$ 18,524,601	R$ 17,148,949
Cost of sales and services	(16,105,657)	(13,596,141)	(12,640,042)
Gross profit	6,863,228	4,928,460	4,508,907
General and administrative expenses	(2,757,711)	(2,230,948)	(2,215,128)
Depreciation	1,175,107	1,408,765	1,278,816
Proportionate EBITDA of joint ventures	568,045	538,170	502,345
Adjusted EBITDA	5,848,669	4,644,447	4,074,940
Domestic market
Disclosure of operating segments [line items]
Net revenues	11,353,437	8,706,466	7,729,913
Foreign market
Disclosure of operating segments [line items]
Net revenues	R$ 11,615,448	R$ 9,818,135	R$ 9,419,036
Steel
Disclosure of operating segments [line items]
Metric tons (Thou.)	5,068,758	4921719	4,857,174
Net revenues	R$ 15,634,143	R$ 12,959,023	R$ 11,515,908
Cost of sales and services	12,613,216	(10,537,547)	9,393,237
Gross profit	3,020,927	2,421,476	2,122,671
General and administrative expenses	(984,980)	(963,822)	(914,927)
Depreciation	609,274	658,587	679,074
Adjusted EBITDA	2,645,221	2,116,241	1,886,818
Steel | Domestic market
Disclosure of operating segments [line items]
Net revenues	10,328,372	7,818,552	6,980,087
Steel | Foreign market
Disclosure of operating segments [line items]
Net revenues	R$ 5,305,771	R$ 5,140,471	R$ 4,535,821
Mining
Disclosure of operating segments [line items]
Metric tons (Thou.)	34,780,756	32576843	36,983,297
Net revenues	R$ 5,984,781	R$ 4,620,971	R$ 4,581,903
Cost of sales and services	3,585,691	(3,005,840)	3,099,236
Gross profit	2,399,090	1,615,131	1,482,667
General and administrative expenses	(144,754)	(158,958)	(185,149)
Depreciation	366,547	490,805	461,287
Adjusted EBITDA	2,620,883	1,946,978	1,758,805
Mining | Domestic market
Disclosure of operating segments [line items]
Net revenues	972,360	829,268	542,028
Mining | Foreign market
Disclosure of operating segments [line items]
Net revenues	5,012,421	3,791,703	4,039,875
Port
Disclosure of operating segments [line items]
Net revenues	266,378	238,240	207,722
Cost of sales and services	189,999	(156,997)	141,542
Gross profit	76,379	81,243	66,180
General and administrative expenses	(35,423)	(27,943)	(25,180)
Depreciation	20,368	15,752	13,430
Adjusted EBITDA	61,324	69,052	54,430
Port | Domestic market
Disclosure of operating segments [line items]
Net revenues	266,378	238,240	207,722
Port | Foreign market
Disclosure of operating segments [line items]
Net revenues
Railroads
Disclosure of operating segments [line items]
Net revenues	1,506,114	1,416,612	1,319,907
Cost of sales and services	1,049,071	(1,024,696)	914,361
Gross profit	457,043	391,916	405,546
General and administrative expenses	(106,412)	(94,921)	(83,020)
Depreciation	258,985	294,571	227,792
Adjusted EBITDA	609,616	591,566	550,318
Railroads | Domestic market
Disclosure of operating segments [line items]
Net revenues	1,506,114	1,416,612	1,319,907
Railroads | Foreign market
Disclosure of operating segments [line items]
Net revenues
Energy
Disclosure of operating segments [line items]
Net revenues	410,606	407,671	269,095
Cost of sales and services	286,734	(285,085)	195,994
Gross profit	123,872	122,586	73,101
General and administrative expenses	(27,948)	(27,098)	(25,196)
Depreciation	17,285	17,265	17,140
Adjusted EBITDA	113,209	112,753	65,045
Energy | Domestic market
Disclosure of operating segments [line items]
Net revenues	410,606	407,671	269,095
Energy | Foreign market
Disclosure of operating segments [line items]
Net revenues
Cement
Disclosure of operating segments [line items]
Metric tons (Thou.)		3,313,061
Net revenues	588,230	R$ 487,129	490,608
Cost of sales and services	544,266	(512,762)	467,373
Gross profit	43,964	(25,633)	23,235
General and administrative expenses	(95,893)	(80,823)	(74,528)
Depreciation	115,411	121,801	73,030
Adjusted EBITDA	63,482	15,345	21,737
Cement | Domestic market
Disclosure of operating segments [line items]
Net revenues	588,230	487,129	R$ 490,608
Cement | Foreign market
Disclosure of operating segments [line items]
Net revenues
Corporate expenses/elimination
Disclosure of operating segments [line items]
Metric tons (Thou.)		(5,359,571)	(4,062,774)
Net revenues	(1,421,367)	R$ (1,605,045)	R$ (1,236,194)
Cost of sales and services	(2,163,320)	1,926,786	(1,571,701)
Gross profit	741,953	321,741	335,507
General and administrative expenses	(1,362,301)	(877,383)	(907,128)
Depreciation	(212,763)	(190,016)	(192,937)
Proportionate EBITDA of joint ventures	568,045	538,170	502,345
Adjusted EBITDA	(265,066)	(207,488)	(262,213)
Corporate expenses/elimination | Domestic market
Disclosure of operating segments [line items]
Net revenues	(2,718,623)	(2,491,006)	(2,079,534)
Corporate expenses/elimination | Foreign market
Disclosure of operating segments [line items]
Net revenues	R$ 1,297,256	R$ 885,961	R$ 843,340